Annual Total Returns- Alger Capital Appreciation Institutional Fund - Y (Class Y Shares) [BarChart] - Class Y Shares - Alger Capital Appreciation Institutional Fund - Y - Class Y	2018	2019	2020
Total	(0.44%)	33.67%	41.85%